CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales:
Net sales	$ 140,199	$ 190,510	$ 91,642
Cost of goods sold:
Cost of goods sold	120,910	176,469	77,430
Provision for losses on contracts	403	5,932	2,055
Total cost of goods sold	121,313	182,401	79,485
Gross profit	18,886	8,109	12,157
Operating expenses:
General and administrative	34,251	76,747	8,286
Sales, marketing and customer service	29,230	39,428	1,401
Provision for (reversal of) doubtful accounts, notes and other receivables	30,465	45,328	(2,043)
Impairment charges on goodwill and intangible assets	66,458
Impairment charges on property, plant and equipment	12,640
Impairment charges on project assets	13,844	10,853	0
Impairment charges on finance lease receivable	32,028
Total operating expenses	218,916	172,356	7,644
Operating (loss) income	(200,030)	(164,247)	4,513
Other income (expense):
Interest expense	(9,043)	(9,275)	(2,259)
Interest income	1,163	2,218	1,212
Loss on extinguishment of convertible bonds			(8,907)
Change in fair value of derivative asset/liability	(2,328)	(15,650)	972
Loss on investment in affiliates	(10,618)	(2,493)
Net foreign exchange gain	797	4,412	1,498
Others	(573)	628	815
Total other expense, net	(20,602)	(20,160)	(6,669)
Loss before income taxes	(220,632)	(184,407)	(2,156)
Income tax expense	336	673	3,040
Net loss including noncontolling interests	(220,968)	(185,080)	(5,196)
Net loss attributable to noncontrolling interests	(272)	(282)	0
Net loss attributable to shareholders of SPI Energy Co., Ltd.	$ (220,696)	$ (184,798)	$ (5,196)
Net loss per common share:
Basic and Diluted (in Dollars per share)	$ (0.34)	$ (0.30)	$ (0.02)
Weighted average number of ordinary shares used in computing loss per share:
Basic and Diluted (in Shares)	641,561,610	612,047,053	307,005,057